COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2014	$113,398
2015	$99,962

Schedule of Future Minimum Lease Payments for Consulting Contracts [Table Text Block]
2014	$330,000
2015	$15,000